Segment Reporting (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Reporting
We view each casino property as an operating segment and currently aggregate all such casino properties into two reportable segments: CERP and CGP.
The results of each reportable segment presented below are consistent with the way Caesars management assesses these results and allocates resources, which is a consolidated view that adjusts for the impact of certain transactions between reportable segments within Caesars, as described below. Accordingly, the results of certain reportable segments presented in this filing differ from the financial statement information presented in their standalone filings.
“Other” includes parent, consolidating, and other adjustments to reconcile to consolidated Caesars results.
Condensed Statements of Operations - By Segment

	Three Months Ended March 31, 2017
(In millions)	CERP	CGP	Other	Elimination	Caesars
Other revenues	$77	$55	$1	$(4)	$129
Net revenues	546	421	—	(4)	963
Depreciation and amortization	56	46	—	—	102
Income/(loss) from operations	110	55	(7)	—	158
Interest expense	(98)	(48)	(1)	—	(147)
Deconsolidation and restructuring of CEOC and other	—	—	(463)	—	(463)
Income tax provision	(6)	—	(66)	—	(72)

	Three Months Ended March 31, 2016
(In millions)	CERP	CGP	Other	Elimination	Caesars
Other revenues	$76	$50	$1	$(5)	$122
Net revenues	528	426	1	(5)	950
Depreciation and amortization	73	39	—	—	112
Income/(loss) from operations	78	51	(41)	—	88
Interest expense	(99)	(52)	—	—	(151)
Deconsolidation and restructuring of CEOC and other	(1)	1	(237)	—	(237)
Income tax benefit/(provision)	6	1	(14)	—	(7)

Property EBITDA - by Segment
Property earnings before interest, taxes, depreciation and amortization (“EBITDA”) is presented as a measure of the Company’s performance. Property EBITDA is defined as revenues less property operating expenses and is comprised of net income/(loss) before (i) interest expense, net of interest capitalized and interest income, (ii) income tax (benefit)/provision, (iii) depreciation and amortization, (iv) corporate expenses, and (v) certain items that we do not consider indicative of its ongoing operating performance at an operating property level. As a result of the sale of the SMG Business (see Note 1), we have determined that CIE stock-based compensation expense should be excluded from Property EBITDA as management no longer considers such expense to be indicative of Caesars Entertainment’s ongoing consolidated or segment operating performance. Therefore, Property EBITDA has been recast for prior periods to be consistent to the current year presentation.
In evaluating Property EBITDA you should be aware that, in the future, we may incur expenses that are the same or similar to some of the adjustments in this presentation. The presentation of Property EBITDA should not be construed as an inference that future results will be unaffected by unusual or unexpected items.
Property EBITDA is a non-GAAP financial measure commonly used in our industry and should not be construed as an alternative to net income/(loss) as an indicator of operating performance or as an alternative to cash flow provided by operating activities as a measure of liquidity (as determined in accordance with GAAP). Property EBITDA may not be comparable to similarly titled measures reported by other companies within the industry. Property EBITDA is included because management uses Property EBITDA to measure performance and allocate resources, and believes that Property EBITDA provides investors with additional information consistent with that used by management.

	Three Months Ended March 31, 2017
(In millions)	CERP	CGP	Other	Elimination	Caesars
Net income/(loss) attributable to company	$6	$8	$(560)	$—	$(546)
Net income/(loss) attributable to noncontrolling interests	—	(1)	23	—	22
Discontinued operations, net of income taxes	—	—	—	—	—
Income tax provision	6	—	66	—	72
Deconsolidation and restructuring of CEOC and other	—	—	463	—	463
Interest expense	98	48	1	—	147
Depreciation and amortization	56	46	—	—	102
Corporate expense	10	7	16	—	33
Other operating costs	1	6	(10)	—	(3)
Property EBITDA	$177	$114	$(1)	$—	$290

	Three Months Ended March 31, 2016
(In millions)	CERP	CGP	Other	Elimination	Caesars
Net income/(loss) attributable to company	$(16)	$30	$(322)	$—	$(308)
Net income attributable to noncontrolling interests	—	4	30	—	34
Discontinued operations, net of income taxes	—	(33)	—	—	(33)
Income tax (benefit)/provision	(6)	(1)	14	—	7
Deconsolidation and restructuring of CEOC and other	1	(1)	237	—	237
Interest expense	99	52	—	—	151
Depreciation and amortization	73	39	—	—	112
Corporate expense	11	7	24	(1)	41
Other operating costs	2	1	19	—	22
CIE stock-based compensation	—	13	—	—	13
Property EBITDA	$164	$111	$2	$(1)	$276

Condensed Balance Sheets - By Segment

	As of March 31, 2017
(In millions)	CERP	CGP	Other	Elimination	Caesars
Total assets	$6,959	$7,290	$1,217	$(654)	$14,812
Total liabilities	5,876	2,664	8,263	(65)	16,738

	As of December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	Caesars
Total assets	$6,941	$7,353	$1,246	$(646)	$14,894
Total liabilities	5,903	2,709	7,758	(58)	16,312

Segment Reporting
We view each casino property and CIE as operating segments and currently aggregate all such casino properties into two reportable segments based on management’s view of these properties, which aligns with their ownership and underlying credit structures: CERP and CGP. Through June 30, 2016, we presented CGP as two separate reportable segments: CGP Casinos and CIE. Subsequent to the sale of the SMG Business (see Note 1) the remaining CIE business is not material. Therefore, we no longer consider CIE to be a separate reportable segment, and CGP Casinos and CIE have been combined for all periods presented as the CGP segment. Additionally, CEOC was a reportable segment until its deconsolidation effective January 15, 2015.
The results of each reportable segment presented below are consistent with the way Caesars management assesses these results and allocates resources, which is a consolidated view that adjusts for the impact of certain transactions between reportable segments within Caesars, as described below. Accordingly, the results of certain reportable segments presented in this filing differ from the financial statement information presented in their standalone filings.
“Other” includes parent, consolidating, and other adjustments to reconcile to consolidated Caesars results.
Condensed Statements of Operations - By Segment

	Year Ended December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	CEC
Other revenues	$325	$217	$4	$(19)	$527
Net revenues	2,195	1,697	4	(19)	3,877
Depreciation and amortization	258	180	1	—	439
Income/(loss) from operations	389	20	(152)	—	257
Interest expense	(396)	(198)	(5)	—	(599)
Deconsolidation and restructuring of CEOC and other	—	2	(5,760)	—	(5,758)
Income tax benefit/(provision) from continuing operations	4	1	(32)	—	(27)

	Year Ended December 31, 2015
(In millions)	CEOC	CERP	CGP	Other	Elimination	CEC
Other revenues	$12	$307	$182	$26	$(32)	$495
Net revenues	164	2,154	1,620	26	(35)	3,929
Depreciation and amortization	13	210	151	—	—	374
Impairment of tangible and other intangible assets	—	—	1	—	—	1
Income/(loss) from operations	9	411	253	(328)	1	346
Interest expense	(87)	(399)	(195)	(4)	2	(683)
Deconsolidation and restructuring of CEOC and other	—	—	4	6,113	(2)	6,115
Income tax benefit/(provision) from continuing operations	—	(5)	2	122	—	119

	Year Ended December 31, 2014
(In millions)	CEOC (1)	CERP	CGP	Other	Elimination	CEC
Other revenues	$337	$316	$175	$101	$(187)	$742
Net revenues	4,812	2,065	1,319	101	(330)	7,967
Depreciation and amortization	341	200	115	3	(1)	658
Impairment of goodwill	251	289	155	—	—	695
Impairment of tangible and other intangible assets	308	(12)	3	—	—	299
Income/(loss) from operations	(323)	(32)	(221)	14	7	(555)
Interest expense	(2,184)	(389)	(169)	(17)	90	(2,669)
Deconsolidation and restructuring of CEOC and other	(100)	—	132	(30)	(97)	(95)
Income tax benefit/(provision) from continuing operations	264	28	231	73	—	596
____________________

(1)	Includes foreign net revenues of $337 million.

Property EBITDA - by Segment
Property earnings before interest, taxes, depreciation and amortization (“EBITDA”) is presented as a measure of the Company’s performance. Property EBITDA is defined as revenues less property operating expenses and is comprised of net income/(loss) before (i) interest expense, net of interest capitalized and interest income, (ii) income tax (benefit)/provision, (iii) depreciation and amortization, (iv) corporate expenses, and (v) certain items that we do not consider indicative of its ongoing operating performance at an operating property level. As a result of the sale of the SMG Business (see Note 17), we have determined that CIE stock-based compensation expense should be excluded from Property EBITDA as management no longer considers such expense to be indicative of Caesars Entertainment’s ongoing consolidated or segment operating performance. Therefore, Property EBITDA has been recast for prior periods to be consistent to the current year presentation.
In the future, we may incur expenses that are the same or similar to some of the adjustments in this presentation. The presentation of Property EBITDA should not be construed as an inference that future results will be unaffected by unusual or unexpected items.
Property EBITDA is a non-GAAP financial measure commonly used in our industry and should not be construed as an alternative to net income/(loss) as an indicator of operating performance or as an alternative to cash flow provided by operating activities as a measure of liquidity (as determined in accordance with GAAP). Property EBITDA may not be comparable to similarly titled measures reported by other companies within the industry. Property EBITDA is included because management uses Property EBITDA to measure performance and allocate resources, and believes that Property EBITDA provides investors with additional information consistent with that used by management.

	Year Ended December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	CEC
Net income/(loss) attributable to company	$(3)	$3,953	$(7,519)	$—	$(3,569)
Net income/(loss) attributable to noncontrolling interests	—	(28)	850	—	822
Discontinued operations, net of income taxes	—	(4,100)	720	—	(3,380)
Income tax (benefit)/provision	(4)	(1)	32	—	27
Deconsolidation and restructuring of CEOC and other	—	(2)	5,760	—	5,758
Interest expense	396	198	5	—	599
Depreciation and amortization	258	180	1	—	439
Corporate expense	43	29	96	(2)	166
Other operating costs	7	21	61	—	89
CIE stock-based compensation	—	189	—	—	189
Property EBITDA	$697	$439	$6	$(2)	$1,140

	Year Ended December 31, 2015
(In millions)	CEOC	CERP	CGP	Other	Elimination	CEC
Net income/(loss) attributable to company	$(85)	$7	$220	$5,777	$1	$5,920
Net income/(loss) attributable to noncontrolling interests	—	—	6	126	—	132
Discontinued operations, net of income taxes	7	—	(162)	—	—	(155)
Income tax (benefit)/provision	—	5	(2)	(122)	—	(119)
Deconsolidation and restructuring of CEOC and other	—	—	(4)	(6,113)	2	(6,115)
Interest expense	87	399	195	4	(2)	683
Depreciation and amortization	13	210	151	—	—	374
Impairment of tangible and other intangible assets	—	—	1	—	—	1
Corporate expense	5	47	39	95	(12)	174
Other operating costs	4	4	(105)	249	—	152
CIE stock-based compensation	—	—	31	—	—	31
Property EBITDA	$31	$672	$370	$16	$(11)	$1,078

	Year Ended December 31, 2014
(In millions)	CEOC	CERP	CGP	Other	Elimination	CEC
Net income/(loss) attributable to company	$(2,524)	$(393)	$39	$95	$—	$(2,783)
Net income/(loss) attributable to noncontrolling interests	8	—	(33)	(58)	—	(83)
Discontinued operations, net of income taxes	173	—	(33)	3	—	143
Income tax (benefit)/provision	(264)	(28)	(231)	(73)	—	(596)
Deconsolidation and restructuring of CEOC and other	100	—	(132)	30	97	95
Interest expense	2,184	389	169	17	(90)	2,669
Depreciation and amortization	341	200	115	3	(1)	658
Impairment of goodwill	251	289	155	—	—	695
Impairment of tangible and other intangible assets	308	(12)	3	—	—	299
Corporate expense	139	60	23	13	(3)	232
Other operating costs	106	15	111	(24)	(5)	203
CIE stock-based compensation	—	—	49	—	—	49
Property EBITDA	$822	$520	$235	$6	$(2)	$1,581

Condensed Balance Sheets - By Segment

	As of December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	CEC
Total assets	$6,941	$7,353	$1,246	$(646)	$14,894
Total liabilities	5,903	2,709	7,758	(58)	16,312

	As of December 31, 2015
(In millions)	CERP	CGP	Other	Elimination	CEC
Total assets	$7,028	$4,518	$1,409	$(749)	$12,206
Total liabilities	6,073	2,798	$1,157	(55)	9,973